Share capital	3 Months Ended
Mar. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2023	30,305,156	247,496
Exercise of stock options	13,680	411
Issuance of common shares under employee share purchase plan	6,647	310
Release of restricted share units	27,626	1,057
Balance – March 31, 2024	30,353,109	249,274